Cover	Feb. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2024
Entity File Number	0-11204
Entity Registrant Name	AmeriServ Financial, Inc.
Entity Central Index Key	0000707605
Entity Tax Identification Number	25-1424278
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	Main and Franklin Streets
Entity Address, City or Town	Johnstown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15901
City Area Code	814
Local Phone Number	533-5300
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ASRV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false